Segments (Segment Net Sales) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 127,104	$ 113,204	$ 113,534	$ 112,272	$ 122,285	$ 109,516	$ 108,638	$ 103,415	$ 466,114	$ 443,854	$ 418,952
Walmart U.S. [Member]
Segment Reporting Information [Line Items]
Net sales									274,490	264,186	260,261
Walmart International [Member]
Segment Reporting Information [Line Items]
Net sales									135,201	125,873	109,232
Sam's Club [Member]
Segment Reporting Information [Line Items]
Net sales									56,423	53,795	49,459
Other Unallocated [Member]
Segment Reporting Information [Line Items]
Net sales									$ 0	$ 0	$ 0